OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2013	2012
	(In thousands)
Advances from the Federal Home Loan Bank	$17,181	$17,622
Other	7	3
Total	$17,188	$17,625

Schedule of maturity dates and weighted average interest rates FHLB
The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2013		2012
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2014	$4,240	5.73%	$4,240	5.73%
2016	2,313	6.55	2,413	6.55
2017	1,377	7.04	1,429	7.04
2018	5,888	5.99	6,089	5.99
2019 and thereafter	3,363	7.49	3,451	7.49
Total advances	$17,181	6.38%	$17,622	6.38%

Schedule of repayments of federal home loan bank advances	A summary of repayments of FHLB Advances at December 31, 2013, follows:
(In thousands)

2014	$4,717
2015	515
2016	2,521
2017	1,587
2018	5,042
2019 and thereafter	2,799
Total	$17,181